Land, Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	$ 5,084,311	$ 5,214,203
Less: accumulated depreciation	(1,088,067)	(936,678)
Property and equipment, net	3,996,244	4,277,525
Building [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	2,928,362	3,046,014
Office equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	478,172	471,350
Transportation equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	501,328	483,852
Land [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	904,133	948,703
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	$ 272,316	$ 264,284